Financial Instruments - Summary of Fair Value Adjustment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Fair value adjustments	£ 20	£ 29
- Bid-offer and trade specific adjustments
Disclosure of financial assets [line items]
Fair value adjustments	(9)	(8)
- Uncertainty
Disclosure of financial assets [line items]
Fair value adjustments	20	23
- Credit risk adjustment
Disclosure of financial assets [line items]
Fair value adjustments	6	11
- Funding fair value adjustment
Disclosure of financial assets [line items]
Fair value adjustments	3	3
Risk related adjustments
Disclosure of financial assets [line items]
Fair value adjustments	20	29
Model-related
Disclosure of financial assets [line items]
Fair value adjustments	0	0
Day One profit
Disclosure of financial assets [line items]
Fair value adjustments	£ 0	£ 0